Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

2. Basis of Presentation

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

        The accompanying interim balance sheet as of September 30, 2013, the statements of operations and comprehensive loss for the three and nine months ended September 30, 2013 and 2012 and statements of cash flows for the nine months ended September 30, 2013 and 2012, and the financial data and other information disclosed in these notes related to the nine months ended September 30, 2013 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements as of and for the year ended December 31, 2012, and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the Company's financial position as of September 30, 2013, and the results of its operations and its cash flows for the three and nine months ended September 30, 2013 and 2012.

        The results for the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013, any other interim periods, or any future year or period. These interim financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2012, and the notes thereto, which are included in the Company's Prospectus that forms a part of the Company's Registration Statement on Form S-1 (File No. 333-190417), which was filed with the Securities and Exchange Commission (the SEC) pursuant to Rule 424(b) on September 19, 2013 (the Prospectus).

        On September 24, 2013 the Company completed its initial public offering (IPO) whereby the Company sold 6,417,000 shares of common stock (including 837,000 shares of common stock sold by the Company pursuant to the full exercise of an overallotment option by the underwriters in connection with the offering) at a price of $15.00 per share. The shares began trading on the Nasdaq Global Select Market on September 19, 2013. The aggregate net proceeds received by the Company from the offering were $86.8 million, net of underwriting discounts and commissions and estimated offering expenses payable by the Company. Upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 18,516,993 shares of common stock and warrants exercisable for convertible preferred stock were automatically converted into warrants exercisable for 141,370 shares of common stock, resulting in the reclassification of the related convertible preferred stock warrant liability of $2.0 million to additional paid-in capital. Additionally, the Company is now authorized to issue 175,000,000 shares of common stock and 25,000,000 shares of undesignated preferred stock.

        On September 24, 2013 the Company also completed the sale of a private placement of 666,667 shares of common stock to Celgene Corporation at the IPO price of $15.00 per share concurrent with and at the same offer price as the IPO. The aggregate net proceeds received by the Company from the concurrent private placement were $10.0 million.

        On August 23, 2013, the board of directors (the Board) and the stockholders of the Company approved a one-for-four reverse stock split of the Company's outstanding common stock, which was effected on September 3, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment in lieu of receiving fractional shares. The Company's historical share and per share information have been retroactively adjusted to give effect to this reverse stock split. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities.

        The accompanying condensed financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the financial statements. As of September 30, 2013, the Company's significant accounting policies and estimates, which are detailed in the Company's Prospectus, have not changed.

  Basis of Presentation

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Use of Estimates

  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts expensed during the reporting period. Actual results could materially differ from those estimates.

        Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. In preparing these financial statements, management used significant estimates in the following areas, among others: revenue recognition, stock-based compensation expense, the determination of the fair value of stock-based awards, the fair value of liability-classified warrants, accrued expenses, and the recoverability of the Company's net deferred tax assets and related valuation allowance.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company's board of directors (the Board) determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of redeemable convertible preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time, and the likelihood of achieving a liquidity event, such as an initial public offering (IPO) or sale of the Company.

        The Company utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants' Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. Each valuation methodology includes estimates and assumptions that require the Company's judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Common Stock at the time and the likelihood of achieving a liquidity event, such as an IPO or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Reclassifications

  Reclassifications

        The Company has reclassified certain prior period amounts in the balance sheet as of December 31, 2011, totaling $0.5 million related to deferred rent from long-term to short-term to conform to the current period presentation. This reclassification had no impact on the previously reported results of operations or cash flows for the year ended December 31, 2011.

Collaboration Receivable

  Collaboration Receivable

        Credit is extended to customers based upon an evaluation of the customer's financial condition. Collaboration receivables are recorded at net realizable value. The Company does not charge interest on past due balances. Collaboration receivables are determined to be past due when the payment due date is exceeded. The Company utilizes a specific identification accounts receivable reserve methodology based on a review of outstanding balances and previous activities to determine the allowance for doubtful accounts. The Company charges off uncollectible receivables at the time the Company determines the receivable is no longer collectible. The Company did not have an allowance for doubtful accounts at December 31, 2011 or 2012.

Segment Information

  Segment Information

        Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions on how to allocate resources and assess performance. The Company's chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company's operations and manage its business as one operating segment. All material long-lived assets of the Company reside in the United States. The Company does use contract research organizations (CROs) and research institutions located outside the United States. Some of these expenses are subject to collaboration reimbursement which is presented as a component of cost sharing, net in the statement of operations and comprehensive income (loss).

Cash and Cash Equivalents

  Cash and Cash Equivalents

        The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents. Cash and cash equivalents include cash held in banks and amounts held in interest-bearing money market accounts. Cash equivalents are carried at cost, which approximates their fair market value.

Concentrations of Credit Risk and Off-Balance Sheet Risk

  Concentrations of Credit Risk and Off-Balance Sheet Risk

        The Company has no off-balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents, restricted cash and accounts receivable. The Company maintains its cash and cash equivalent balances in the form of money market accounts with financial institutions that management believes are creditworthy. The Company's investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk.

        The Company routinely assesses the creditworthiness of its customers and collaboration partners. The Company has not experienced any material losses related to receivables from individual customers and collaboration partners, or groups of customers. The Company does not require collateral. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company's accounts receivable.

Deferred IPO Issuance Costs

  Deferred IPO Issuance Costs

        Deferred issuance costs, which primarily consist of direct incremental legal and accounting fees relating to the IPO, are capitalized. The deferred issuance costs will be offset against IPO proceeds upon the consummation of the offering. In the event the offering is terminated, or delayed more than 90 days, deferred offering costs will be expensed. No amounts were deferred as of December 31, 2011 or 2012.

Disclosure of Fair Value of Financial Instruments

  Disclosure of Fair Value of Financial Instruments

        The carrying amounts of the Company's financial instruments, which include cash, cash equivalents, collaboration receivables, accounts payable, accrued expenses and notes payable, approximated their fair values at December 31, 2011 and 2012, due to the short-term nature of these instruments, and for the notes payable, the interest rates the Company believes it could obtain for borrowings with similar terms. See discussion below on the determination of the fair value of the Company's preferred and common stock warrants.

        The Company has evaluated the estimated fair value of financial instruments using available market information and management's estimates. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Fair Value Measurements

  Fair Value Measurements

        ASC Topic 820, Fair Value Measurement (ASC 820), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances.

        ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

  •
  Level 1—Quoted market prices in active markets for identical assets or liabilities.

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  Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates, and yield curves.

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  Level 3—Unobservable inputs developed using estimates of assumptions developed by the Company, which reflect those that a market participant would use.

        To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

        Items measured at fair value on a recurring basis include warrants to purchase redeemable convertible preferred stock and warrants to purchase common stock (Note 6). During the periods presented, the Company has not changed the manner in which it values assets and liabilities that are measured at fair value using Level 3 inputs.

        The following tables set forth the Company's financial instruments carried at fair value using the lowest level of input applicable to each financial instrument as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$61,269	$—	$—	$61,269
Restricted cash	912	—	—	912

Total assets	$62,181	$—	$—	$62,181

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$1,046	$1,046
Warrants to purchase common stock	—	—	3,347	3,347

Total liabilities	$—	$—	$4,393	$4,393

	December 31, 2012
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$36,847	$—	$—	$36,847
Restricted cash	913	—	—	913

Total assets	$37,760	$—	$—	$37,760

Liabilities:
Warrants to purchase redeemable convertible preferred stock	$—	$—	$1,422	$1,422
Warrants to purchase common stock	—	—	5,229	5,229

Total liabilities	$—	$—	$6,651	$6,651

        The following table sets forth a summary of changes in the fair value of the Company's preferred and common stock warrant liability, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs (in thousands):

	Year Ended December 31,
	2011	2012
Beginning balance	$3,912	$4,393
Change in fair value	481	2,258
Exercises	—	—
Repurchases	—	—

Ending balance	$4,393	$6,651

        The money market funds noted above are included in cash and cash equivalents in the accompanying balance sheets. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the years ended December 31, 2011 or 2012.

        The fair value of the warrants on the date of issuance and on each re-measurement date for those warrants classified as liabilities is estimated using the Black-Scholes option pricing model. This method of valuation involves using inputs such as the fair value of the Company's various classes of preferred stock, stock price volatility, the contractual term of the warrants, risk free interest rates, and dividend yields. Due to the nature of these inputs, the valuation of the warrants is considered a Level 3 measurement. See Note 6 for further discussions of the accounting for the warrants, as well as for a summary of the significant inputs and assumptions used to determine the fair value of the warrants.

        The Company measures eligible assets and liabilities at fair value, with changes in value recognized in earnings. Fair value treatment may be elected either upon initial recognition of an eligible asset or liability or, for an existing asset or liability, if an event triggers a new basis of accounting. The Company did not elect to remeasure any of its existing financial assets or liabilities, and did not elect the fair value option for any financial assets and liabilities transacted in the years ended December 31, 2011 or 2012.

Property and Equipment

  Property and Equipment

        Property and equipment is stated at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement or sale the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Depreciation and amortization is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset	Estimated Useful Life
Computer equipment and software	3 years
Office and laboratory equipment	3 years
Leasehold improvements	Shorter of the useful life or remaining lease term

        The Company reviews long-lived assets when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets. No impairment losses have been recorded during the years ended December 31, 2011 or 2012.

Revenue Recognition

  Revenue Recognition

        The company has primarily generated revenue through collaboration, license and research arrangements with collaboration partners for the development and commercialization of protein therapeutics.

        The Company recognizes revenue in accordance with FASB ASC Topic 605, Revenue Recognition. Accordingly, revenue is recognized for each unit of accounting when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.

        Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company's balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, current portion. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

  Multiple Element Revenue Arrangements

        The Company enters into collaboration agreements from time to time, which are more fully described in Note 10. The arrangements generally contain multiple elements or deliverables, which may include (1) licenses, or options to obtain licenses, to the Company's technology, (2) research and development activities performed for the collaboration partner, (3) participation on Joint Development Committees, and (4) manufacturing clinical or preclinical material. Payments pursuant to these arrangements typically include non-refundable, up-front payments, milestone payments upon achieving significant development events, research and development reimbursements, sales milestones, and royalties on future product sales.

        Effective January 1, 2011, the Company adopted ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements (ASU 2009-13), which amends Topic 605-25, Revenue Recognition—Multiple Element Arrangements (ASC 605-25). The Company applies this guidance to new arrangements as well as existing agreements that are significantly modified after January 1, 2011. For agreements that are significantly modified, the Company determines the estimated selling price for the remaining undelivered elements as of the date of the material modification and allocates arrangement consideration based upon the estimated selling price to the undelivered elements.

        The application of the multiple element guidance requires subjective determinations, and requires management to make judgments about the individual deliverables, and whether such deliverables are separable from the other aspects of the contractual relationship. Deliverables are considered separate units of accounting provided that: (1) the delivered item(s) has value to the customer on a stand-alone basis and (2) if the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Company. In determining the units of accounting, management evaluates certain criteria, including whether the deliverables have stand-alone value, based on the consideration of the relevant facts and circumstances for each arrangement, such as the research, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the collaboration partner can use the other deliverable(s) for their intended purpose without the receipt of the remaining element(s), whether the value of the deliverable is dependent on the undelivered item(s) and whether there are other vendors that can provide the undelivered element(s). Arrangement consideration that is fixed or determinable is allocated among the separate units of accounting using the relative selling price method, and the applicable revenue recognition criteria, as described above, are applied to each of the separate units of accounting in determining the appropriate period or pattern of recognition.

        The Company determines the estimated selling price for deliverables within each agreement using vendor-specific objective evidence (VSOE) of selling price, if available, third-party evidence (TPE) of selling price if VSOE is not available, or management's best estimate of selling price (BESP) if neither VSOE nor TPE is available. Subsequent to the adoption of ASU 2009-13, the Company typically uses BESP to estimate the selling price of the deliverables. Determining the BESP for a unit of accounting requires significant judgment. In developing the BESP for a unit of accounting, the Company considers applicable market conditions and relevant entity-specific factors, including factors that were contemplated in negotiating the agreement with the customer and estimated costs. The Company validates the BESP for units of accounting by evaluating whether changes in the key assumptions used to determine the BESP will have a significant effect on the allocation of arrangement consideration between multiple units of accounting.

        The Company typically receives up-front, non-refundable payments when licensing its intellectual property in conjunction with a collaboration agreement. When management believes the license to its intellectual property does not have stand-alone value from the other deliverables to be provided in the arrangement, the Company generally recognizes revenue attributed to the license on a straight-line basis over the contractual or estimated performance period, which is typically the term of the Company's research and development or manufacturing obligations. The Company continually evaluates these periods, and will adjust the period of revenue recognition if circumstances change. When management believes the license to its intellectual property has stand-alone value, the Company generally recognizes revenue attributed to the license upon delivery.

        Research and development funding is recognized as revenue in the period that the related services are performed. When the Company acts as the principal under its collaboration agreements, it records payments received for the reimbursement of research and development costs as cost-sharing revenue in the statements of operations and comprehensive income (loss). To the extent that the Company reimburses the collaborator for costs incurred, the Company records these costs as a reduction of cost-sharing revenue.

        The Company's agreements may contain options which provide the collaboration partner the right to obtain additional licenses. Options are considered substantive if, at the inception of the arrangement, the Company is at risk as to whether the collaboration partner will choose to exercise the option. Factors considered in evaluating whether an option is substantive include the overall objective of the arrangement, the benefit the collaborator might obtain from the arrangement without exercising the option, the cost to exercise the option and the likelihood that the option will be exercised. For arrangements under which an option is considered substantive, the Company does not consider the item underlying the option to be a deliverable at the inception of the arrangement and the associated option fees are not included in allocable arrangement consideration, assuming the option is not priced at a significant and incremental discount. Conversely, for arrangements under which an option is not considered substantive or if an option is priced at a significant and incremental discount, the Company would consider the item underlying the option to be a deliverable at the inception of the arrangement and a corresponding amount would be included in allocable arrangement consideration.

        Effective January 1, 2011, the Company adopted ASU No. 2010-17, Revenue Recognition—Milestone Method (ASU 2010-17). At the inception of each arrangement that includes milestone payments, the Company evaluates, with respect to each milestone, whether the milestone is substantive and at-risk. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (1) the entity's performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting at least in part from the entity's performance to achieve the milestone, (b) the consideration relates solely to past performance, and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, regulatory, commercial, and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone, and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment. On the milestone achievement date, assuming all other revenue recognition criteria are met and the milestone is deemed substantive and at-risk, the Company recognizes the payment as license and milestone revenue. For milestones that are not deemed substantive and at-risk, where payment is reasonably assured, the Company recognizes the milestone payment over the remaining service period.

        Sales and commercial milestones and royalties will be recognized when and if earned, provided collectability is reasonably assured.

Contract Manufacturing Revenue

  Contract Manufacturing Revenue

        Contract manufacturing revenue is recognized upon delivery of the product in accordance with the terms of the contract, which specifies when transfer of title and risk of loss occurs.

Research and Development Expenses

  Research and Development Expenses

        Research and development costs are charged to expense as costs are incurred in performing research and development activities. Research and development costs include all direct costs, including salaries, stock compensation and benefits for research and development personnel, outside consultants, costs of clinical trials, sponsored research, clinical trials insurance, other outside costs, depreciation and facility costs related to the development of drug candidates. The Company records up-front, non-refundable payments made to outside vendors, or other payments made in advance of services performed or goods being delivered, as prepaid expenses, which are expensed as services are performed or the goods are delivered.

        Certain research and development projects are, or have been, partially funded by collaboration agreements, and the expenses related to these activities are included in research and development costs. The Company records the related reimbursement of research and development under these agreements as revenue, as more fully described above and in Note 10.

Stock-Based Compensation

  Stock-Based Compensation

        At December 31, 2012, the Company had one stock-based compensation plan, which is more fully described in Note 11. The Company accounts for stock-based compensation in accordance with the provisions of ASC Topic 718, Compensation—Stock Compensation (ASC 718), which requires the recognition of expense related to the fair value of stock-based compensation awards in the statements of operations and comprehensive income (loss).

        For stock options issued to employees and members of the Board for their services on the Board, the Company estimates the grant date fair value of each option using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, the Company recognizes stock-based compensation expense, net of estimated forfeitures, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to both performance and service-based vesting conditions, the Company recognizes stock-based compensation expense using an accelerated recognition method when it is probable that the performance condition will be achieved. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        Share-based payments issued to non-employees are recorded at their fair values, and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC 718 and ASC Topic 505, Equity. For stock-based awards granted to non-employees, the Company recognizes stock-based compensation expense using an accelerated recognition method.

        See Note 11 for a discussion of the assumptions used by the Company in determining the grant date fair value of options granted under the Black-Scholes option pricing model, as well as a summary of the stock option activity under the Company's stock-based compensation plan for the year ended December 31, 2012.

Income Taxes

  Income Taxes

        Income taxes are recorded in accordance with ASC Topic 740, Income Taxes (ASC 740), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

        The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2011 and 2012, the Company does not have any significant uncertain tax positions.

Net Income (Loss) Per Share

  Net Income (Loss) Per Share

        Net income (loss) per share information is determined using the two-class method, which includes the weighted-average number of common stock outstanding during the period and other securities that participate in dividends (a participating security). The Company's redeemable convertible preferred stock are participating securities as defined by ASC 260-10, Earnings Per Share.

        Under the two-class method, basic net income (loss) per share applicable to common stockholders is computed by dividing the net income (loss) applicable to common stockholders by the weighted-average number of common shares outstanding for the reporting period. Diluted net income (loss) per share is computed using the more dilutive of (1) the two-class method or (2) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights under the Company's articles of incorporation and then to preferred and common stockholders based on ownership interests. Net losses are not allocated to preferred stockholders as they do not have an obligation to share in the Company's net losses.

        Diluted net income (loss) per share gives effect to all potentially dilutive securities, including redeemable convertible preferred stock, and shares issuable upon the exercise of outstanding warrants and stock options, using the treasury stock method. For the year ended December 31, 2012, the Company has excluded the effects of all potentially dilutive shares, which include redeemable convertible preferred stock, warrants for redeemable convertible preferred stock, warrants for common stock and outstanding common stock options, from the weighted-average number of common shares outstanding as their inclusion in the computation for all periods would be anti-dilutive due to net losses.

        The following common stock equivalents were excluded from the calculation of diluted net income (loss) per share for the periods indicated because including them would have had an anti-dilutive effect (in thousands):

	Year Ended December 31,
	2011	2012
Outstanding stock options	—	3,730
Common stock warrants	874	884
Preferred stock	—	18,166
Preferred stock warrants	—	248

	874	23,028

Comprehensive Income (Loss)

  Comprehensive Income (Loss)

        Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, other events, and circumstances from non-owner sources. Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), which includes certain changes in equity that are excluded from net income (loss). Comprehensive income (loss) has been disclosed in the accompanying statements of operations and comprehensive income (loss) and equals the Company's net income (loss) for all periods presented.

Subsequent Events

  Subsequent Events

        The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. See Note 16.

Application of New or Revised Accounting Standards

  Application of New or Revised Accounting Standards

        On April 5, 2012, the Jump-Start Our Business Startups Act (the JOBS Act) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an "emerging growth company." As an emerging growth company the Company has elected to not take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards, and as a result, will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

Recently Adopted Accounting Pronouncements

  Recently Adopted Accounting Pronouncements

        From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.